UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                                 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-5717

Dreyfus Worldwide Dollar Money Market Fund, Inc. (Exact name of Registrant as specified in charter)
c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)
Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Dollar Money Market Fund, Inc.
July 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--31.4%	Principal Amount ($)	Value ($)

Bank of Ireland (Yankee)
3.03%, 10/28/08	10,000,000 a	10,000,120
Bank of Scotland PLC (London)
3.02%, 12/16/08	25,000,000	25,000,000
Barclays Bank PLC (Yankee)
2.80%, 10/3/08	5,000,000	5,000,000
Credit Suisse
2.86%, 8/12/08	25,000,000 b	25,000,000
DEPFA BANK PLC (Yankee)
2.90%, 10/8/08	25,000,000 a	25,000,000
Fortis Bank (Yankee)
2.80%, 10/3/08	5,000,000	5,000,000
Natixis (Yankee)
3.20%, 12/29/08	10,000,000	10,000,000
Nordea Bank Finland PLC (Yankee)
3.61%, 10/17/08	25,000,000	25,060,763
Royal Bank of Scotland PLC (Yankee)
3.00%, 12/23/08	25,000,000	25,000,790
SunTrust Bank
3.00%, 12/16/08	25,000,000	25,000,000
UBS AG (Yankee)
3.02%, 8/26/08	20,000,000	20,000,000
UniCredito Italiano SpA (Yankee)
3.20%, 1/30/09	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $220,061,673)		220,061,673
Commercial Paper--44.9%

Allied Irish Banks N.A. Inc.
2.71% - 2.74%, 9/8/08 - 9/29/08	30,000,000	29,899,242
ASB Bank Ltd.
2.95%, 8/18/08	15,000,000	14,979,387
ASB Finance Ltd.
2.80%, 10/6/08	15,000,000 a	14,924,100
Atlantic Asset Securitization LLC
2.74%, 9/22/08	10,000,000 a	9,961,000
Atlantis One Funding Corp.
2.90%, 9/26/08	25,000,000 a	24,888,000
Canadian Imperial Holdings
2.80%, 10/15/08	10,000,000	9,942,479
Cancara Asset Securitisation Ltd.
2.90%, 8/1/08	25,000,000 a	25,000,000
CHARTA LLC
2.96%, 8/12/08	15,000,000 a	14,986,617
Citigroup Funding Inc.
3.06%, 12/12/08	25,000,000	24,720,977
CRC Funding LLC

2.96%, 8/12/08	15,000,000 a	14,986,617
Gemini Securitization Corp., LLC
2.25%, 8/1/08	30,000,000 a	30,000,000
General Electric Capital Corp.
2.18%, 8/1/08	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB
3.04%, 10/24/08	20,000,000	19,860,467
Swedbank Inc. (ForeningsSparbanken AB)
2.74%, 10/10/08	25,000,000	24,868,750
Wells Fargo Bank, NA
2.43%, 8/13/08	25,000,000	24,979,750
Total Commercial Paper
(cost $313,997,386)		313,997,386
Corporate Notes--10.7%

Lehman Brothers Holdings Inc.
2.97%, 9/30/08	20,000,000 b	20,000,000
Wachovia Bank, N.A.
2.84%, 9/24/08	25,000,000 b	24,935,422
Westpac Banking Corp.
2.46%, 8/19/08	30,000,000 b	30,000,000
Total Corporate Notes
(cost $74,935,422)		74,935,422
Promissory Note--1.4%

Goldman Sachs Group Inc.
3.00%, 9/12/08
(cost $10,000,000)	10,000,000 [c]	10,000,000
U.S. Government Agency--10.7%

Federal Home Loan Bank System
2.33% - 2.36%, 8/25/08 - 8/29/08
(cost $74,872,756)	75,000,000	74,872,756
Time Deposit--.9%

Branch Banking & Trust Co. (Grand Cayman)
2.00%, 8/1/08
(cost $6,000,000)	6,000,000	6,000,000
Total Investments (cost $699,867,237)	100.0%	699,867,237
Liabilities, Less Cash and Receivables	(.0%)	(135,755)
Net Assets	100.0%	699,731,482

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $169,746,454 or 24.3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 6/17/08 at a cost of $10,000,000. At July 31, 2008, the aggregate value of this security was $10,000,000 representing 1.4% of net assets and is valued at cost.

At July 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	Thursday, September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	Thursday, September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	Thursday, September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)